Annual Total Returns [BarChart] - TCW Relative Value Mid Cap Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(5.14%)
Annual Return 2012	21.09%
Annual Return 2013	35.97%
Annual Return 2014	5.65%
Annual Return 2015	(11.93%)
Annual Return 2016	25.85%
Annual Return 2017	19.70%
Annual Return 2018	(22.18%)
Annual Return 2019	29.35%
Annual Return 2020	3.67%